May 3, 2002

EDGAR

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Filing Pursuant to Rule 497(j)

RE:               John Hancock Declaration Trust (the "Trust")
                           John Hancock V.A. Relative Value Fund
                           John Hancock V.A. Sovereign Investors Fund
                           John Hancock V.A. Financial Industries Fund
                           John Hancock V.A. Technology Fund
                           John Hancock V.A. Strategic Income Fund
                           File Nos. 33-64465; 811-07437   (0001003457)
                           --------------------------------------------

CERTIFICATE UNDER RULE 497 (j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectuses and Statement of Additional Information dated May 1, 2002 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.


                                         Sincerely,

                                         /s/Joan O'Neill
                                         ---------------
                                         Joan O'Neill
                                         Senior Paralegal
                                         State and Federal Compliance